Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
6. Cash and cash equivalents

	March 31, 2020	December 31, 2019
	(in thousands)
	£	£
Cash and cash equivalents	47,600	51,962

Cash and cash equivalents comprise cash at bank with maturities of three months or less and earn interest at fixed or variable rates based on the terms agreed for each account.